Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Corresponding Exchange Rates	The corresponding exchange rates used to translate NTD to US$ are as follows:
	2024	2025
Year-end spot rate	0.0305	0.0319
Annual average rate	0.0312	0.0321

Schedule of Intangible Assets is Calculated on a Straight-Line Basis Over the Estimated Useful Life	Amortisation of intangible assets is calculated on a straight-line basis over the estimated useful life of each asset as follows:
Trademark	20 years

Schedule of Customers Accounting

The Company has the following customers accounting for 10% or more of sales for the years ended December 31, 2024 and 2025:

	For the year ended December 31,
	2024	2025
Customer A	— *	39.96%
Customer B	41.42%	—	#
Customer C	17.68%	—	#
*	The Company did not have any sales for the year ended December 31, 2024.
#	Less than 10% of the sales for the year ended December 31, 2025.

The Company has the following customers accounted for 10% or more of account receivables as of December 31, 2024 and 2025:

	As of December 31, 2024	As of December 31, 2025
Customer A	— *	54.65%
Customer B	— *	11.01%
Customer C	34.92%	—	#
Customer D	14.74%	—	#
Customer E	14.51%	—	#
Customer F	10.21%	—	#
*	The Company did not have any account receivables as of December 31, 2024.
#	Less than 10% of the account receivables as of December 31, 2025.

The Company has the following suppliers accounted for 10% or more of purchases for the year ended December 31, 2024 and 2025:

	For the year ended ended December 31,
	2024	2025
Supplier A	— *	53.48%
Supplier B	11.10%	24.95%
Supplier C	45.23%	—	#
Supplier D	15.23%	—	#
*	The Company did not have any purchases for the year ended December 31, 2024.
#	Less than 10% of the purchases for the year ended December 31, 2025.

The Company has the following suppliers accounted for 10% or more of account payables as of December 31, 2024 and 2025:

	As of December 31, 2024		As of December 31, 2025
Supplier A	57.22%		—	#
Supplier B	—	*	68.31%
Supplier C	—	*	31.69%
Supplier D	42.77%		—	#
*	The Company did not have any account payables as of December 31, 2024.
#	Less than 10% of the account payables as of December 31, 2025.